Investment in securities - Continuous Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	$ 727,936	$ 2,419,357
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(69,634)	(48,409)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	1,256,769	137,994
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(150,593)	(4,588)
Available-for-sale securities with unrealized losses, Total fair value	1,984,705	2,557,351
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(220,227)	(52,997)
Held-to-maturity securities with unrealized losses, Less than 12 months, Fair Value	1,462,005	1,568,315
Held-to-maturity securities with unrealized losses, Less than 12 months, Gross unrealized losses	(142,228)	(33,554)
Held-to-maturity securities with unrealized losses, 12 months or more, Fair value	1,735,504	29,713
Held-to-maturity securities with unrealized losses, 12 months or more, Gross unrealized losses	(398,344)	(1,175)
Held-to-maturity securities with unrealized losses, Total fair value	3,197,509	1,598,028
Held-to-maturity securities with unrealized losses, Total gross unrealized losses	(540,572)	(34,729)
US government and federal agencies
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	713,462	2,144,105
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(68,016)	(47,214)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	995,154	102,428
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(138,507)	(4,071)
Available-for-sale securities with unrealized losses, Total fair value	1,708,616	2,246,533
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(206,523)	(51,285)
Non-US governments debt securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	267,201
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	(1,125)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	251,463	22,392
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(11,429)	(401)
Available-for-sale securities with unrealized losses, Total fair value	251,463	289,593
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(11,429)	(1,526)
Asset-backed securities - Student loans
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	0	0
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	0	0
Available-for-sale securities with unrealized losses,12 months or more, Fair value	5,626	13,174
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(14)	(116)
Available-for-sale securities with unrealized losses, Total fair value	5,626	13,174
Available-for-sale securities with unrealized losses, Total gross unrealized losses	(14)	(116)
Residential mortgage-backed securities
Available-for-sale securities with unrealized losses
Available-for-sale securities with unrealized losses, Less than 12 months, Fair value	14,474	8,051
Available-for-sale securities with unrealized losses, Less than 12 months, Gross unrealized losses	(1,618)	(70)
Available-for-sale securities with unrealized losses,12 months or more, Fair value	4,526	0
Available-for-sale securities with unrealized losses,12 months or more, Gross unrealized losses	(643)	0
Available-for-sale securities with unrealized losses, Total fair value	19,000	8,051
Available-for-sale securities with unrealized losses, Total gross unrealized losses	$ (2,261)	$ (70)